OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
OTHER NON-FINANCIAL LIABILITIES

NOTE 22 - OTHER NON-FINANCIAL LIABILITIES

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Deferred revenues (1)(2)	2,036,880	2,689,083	702,008	851,383	2,738,888	3,540,466
Sales tax	7,609	2,556	-	-	7,609	2,556
Retentions	27,853	43,916	-	-	27,853	43,916
Others taxes	3,931	7,555	-	-	3,931	7,555
Dividends payable	-	57,129	-	-	-	57,129
Other sundry liabilities	12,518	34,982	-	-	12,518	34,982
Total other non-financial liabilities	2,088,791	2,835,221	702,008	851,383	2,790,799	3,686,604

Deferred Income Movement

		Deferred income
	Initial balance	(1) Recognition	Use	Loyalty (accreditation and exchange)	Expiration of tickets	Adjustment application IAS 29, Argentina hyperinflation	Others Provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	2,974,760	8,264,970	(7,703,011)	124,548	(156,435)	2,232	33,402	3,540,466
From January 1 to December 31, 2020	3,540,466	1,970,203	(2,554,476)	(137,176)	(72,670)	(3,485)	(3,974)	2,738,888

(1)	The balance includes mainly, deferred income for services not provided as of December 31, 2020 and December 31, 2019; and for the frequent flyer LATAM Pass program.

LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other connections associated with the program, as well as buy in stores or use the services of a vast network of companies that have agreements with the program around the world.

On September 26, 2019, the Company signed a framework agreement with Delta Air Lines, Inc, in which the latter agreed to pay ThUS $ 350,000 for compensation of costs and income that the Company must incur or stop receiving, respectively, during the transition period until the implementation of the strategic alliance.

During December 2019, the Company sold its rights to receive future payments of the committed transition. The payments consisted of ThUS $ 200,000 payable in 8 quarterly installments of ThUS $ 25,000 as of January 2, 2020. On December 13, 2019, the Company received ThUS $ 194,068 for said sale.

The account receivable was derecognized and the interest of ThUS $ 5,932 was recognized in the item Financial Costs of the Consolidated Statement of Income.

(2)	As of December 31, 2020, Deferred Income includes ThUS $ 179,612 corresponding to the balance to be accrued from the committed compensation from Delta Air Lines, Inc., which is recognized in Income Statement, based on the estimation of differentials of income, until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 132,467 for this concept.

Additionally, the Company maintains a balance of ThUS $ 29,507 in the Trade accounts payable item of the Statement of Financial Position, corresponding to the compensation of costs to be incurred.